Non-current assets held for sale - Schedule Of Impairment Loss On Non Current Assets Held For Sale (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	$ (247,694)	$ (273,673)
Fisherton [member] | Land and buildings [member]
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	(247,694)	(272,440)
Mendoza [member] | Land and buildings [member]
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	$ 0	$ (1,233)